Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Significant Accounting Policies [Line Items]
Allowance for credit loss	$ 1,781,532		$ 1,731,517
Realizable value, inventories	81,846		79,549
Refund liabilities	219,740		213,571
Advance from customers	190,340		187,665
Marketing and advertising expenses	13,222	$ 134,558
Accumulated other comprehensive loss	$ (568,853)		(1,025,795)
Voting interest percentage	10.00%
Cash and cash equivalents	$ 18,512,756		12,070,345
Trademarks [Member]
Significant Accounting Policies [Line Items]
Amortized useful life	10 years
Minimum [Member]
Significant Accounting Policies [Line Items]
Interest rates	6.00%
Minimum [Member] | Convertible Notes [Member]
Significant Accounting Policies [Line Items]
Interest rates	16.26%
Maximum [Member]
Significant Accounting Policies [Line Items]
Interest rates	18.00%
Maximum [Member] | Convertible Notes [Member]
Significant Accounting Policies [Line Items]
Interest rates	20.56%
Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Allowance for credit loss	$ 1,781,532		$ 1,731,517